Consulting Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Consulting fees	$ 1,621	$ 1,335	$ 1,923
Cash fee to management and others [Member]
Statement Line Items [Line Items]
Consulting fees	476	206	226
Shares and vested Options issued to key management and directors [Member]
Statement Line Items [Line Items]
Consulting fees	755	941	1,572
Shares and vested Options issued to others [Member]
Statement Line Items [Line Items]
Consulting fees	$ 390	$ 188	$ 125